ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued payroll and related costs	$ 18,938	$ 20,662
Accrued vacation	5,582	6,639
Labor union contribution	1,440	2,089
Deferred revenue	2,143	1,652
Payroll support program funding	1,019
Other	3,765	4,153
Total accrued expenses and other current liabilities	$ 32,887	$ 35,195